REPORT OF
INDEPENDENT
REGISTERED
PUBLIC
ACCOUNTING
FIRM



Shareholders and
Board of Trustees
Saratoga Advantage
Trust


In planning and
performing our audits of
the financial statements
of the U.S. Government
Money Market
Portfolio, Investment
Quality Bond Portfolio,
Municipal Bond
Portfolio, Large
Capitalization Value
Portfolio, Large
Capitalization Growth
Portfolio, Mid
Capitalization Portfolio,
Small Capitalization
Portfolio, International
Equity Portfolio, Health
and Biotechnology
Portfolio, Technology
and Communications
Portfolio, Financial
Services Portfolio,
Energy and Basic
Materials Portfolio,
James Alpha Macro
Portfolio, James Alpha
Global Real Estate
Investments Portfolio,
James Alpha Multi
Strategy Alternative
Income Portfolio, James
Alpha Managed Risk
Domestic Equity
Portfolio, James Alpha
Managed Risk
Emerging Markets
Equity Portfolio, James
Alpha Hedged High
Income Portfolio,
Aggressive Balanced
Allocation Portfolio,
Conservative Balanced
Allocation Portfolio,
Moderate Balanced
Allocation Portfolio,
Moderately Aggressive
Balanced Allocation
Portfolio, Moderately
Conservative Balanced
Allocation Portfolio and
James Alpha
Momentum Portfolio
(the "Funds"), as of and
for the year ended
August 31, 2018, in
accordance with the
standards of the Public
Company Accounting
Oversight Board
(United States), we
considered the Funds'
internal control over
financial reporting,
including controls over
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the financial
statements and to
comply with the
requirements of Form
N-CEN, but not for the
purpose of expressing
an opinion on the
effectiveness of the
Funds' internal control
over financial reporting.
Accordingly, we
express no such
opinion.

The management of the
Funds is responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this
responsibility, estimates
and judgments by
management are
required to assess the
expected benefits and
related costs of controls.
A company's internal
control over financial
reporting is a process
designed to provide
reasonable assurance
regarding the reliability
of financial reporting
and the preparation of
financial statements for
external purposes in
accordance with
generally accepted
accounting principles.
A company's internal
control over financial
reporting includes those
policies and procedures
that (1) pertain to the
maintenance of records
that, in reasonable
detail, accurately and
fairly reflect the
transactions and
dispositions of the
assets of the company;
(2) provide reasonable
assurance that
transactions are
recorded as necessary to
permit preparation of
financial statements in
accordance with
generally accepted
accounting principles,
and that receipts and
expenditures of the
company are being
made only in
accordance with
authorizations of
management and
directors of the
company; and (3)
provide reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition, use or
disposition of a
company's assets that
could have a material
effect on the financial
statements.

Because of inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements.  Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become inadequate
because of changes in
conditions, or that the
degree of compliance
with the policies or
procedures may
deteriorate.










A deficiency in internal
control over financial
reporting exists when
the design or operation
of a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis.  A material
weakness is a
deficiency, or
combination of
deficiencies, in internal
control over financial
reporting, such that
there is a reasonable
possibility that a
material misstatement
of the company's
annual or interim
financial statements will
not be prevented or
detected on a timely
basis.

Our consideration of the
Funds' internal control
over financial reporting
was for the limited
purpose described in the
first paragraph and
would not necessarily
disclose all deficiencies
in internal control that
might be material
weaknesses under
standards established by
the Public Company
Accounting Oversight
Board (United States).
However, we noted no
deficiencies in the
Funds' internal control
over financial reporting
and its operation,
including controls over
safeguarding securities,
that we consider to be
material weaknesses as
defined above as of
August 31, 2018.

This report is intended
solely for the
information and use of
management, the Board
of Trustees of the
Saratoga Advantage
Trust and the Securities
and Exchange
Commission and is not
intended to be and
should not be used by
anyone other than these
specified parties.




/S/ TAIT, WELLER
& BAKER LLP
Philadelphia,
Pennsylvania
October 30, 2018



















Shareholders and Board of Trustees
Saratoga Advantage Trust
Page Two